Consolidated Income Statements - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 60,233	$ 58,752	$ 51,533
Salaries and benefits	27,685	26,779	23,874
Supplies	9,371	9,481	8,369
Other operating expenses	11,155	9,961	9,307
Equity in earnings of affiliates	(45)	(113)	(54)
Depreciation and amortization	2,969	2,853	2,721
Interest expense	1,741	1,566	1,584
Losses (gains) on sales of facilities	(1,301)	(1,620)	7
Losses on retirement of debt	78	12	295
Total expenses including equity in earnings of affiliates	51,653	48,919	46,103
Income before income taxes	8,580	9,833	5,430
Provision for income taxes	1,746	2,112	1,043
Net income	6,834	7,721	4,387
Net income attributable to noncontrolling interests	1,191	765	633
Net income attributable to HCA Healthcare, Inc.	$ 5,643	$ 6,956	$ 3,754
Per share data:
Basic earnings per share	$ 19.43	$ 21.52	$ 11.1
Diluted earnings per share	$ 19.15	$ 21.16	$ 10.93
Shares used in earnings per share calculations (in millions):
Basic	290,348	323,315	338,274
Diluted	294,666	328,752	343,605